QUARTERLY REPORT
Syntax Stratified U.S. Total Market Hedged ETF
March 31, 2023

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—92.0%
Syntax Stratified LargeCap ETF(a)	437,990	$28,750,146
Syntax Stratified MidCap ETF(a)	91,745	3,387,207
Syntax Stratified SmallCap ETF(a)	39,496	1,661,569
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,007,669)		$33,798,922
TOTAL PURCHASED OPTIONS—8.8% (Cost $4,464,608)		$3,238,747
TOTAL INVESTMENTS—100.8% (Cost $38,472,277)		37,037,669
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.8)%		(288,294)
NET ASSETS—100.0%		$36,749,375

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$30,028,261	$102,286	$(2,345,739)	$91,460	$873,878	$28,750,146	437,990	$—	$—
Syntax Stratified MidCap ETF	3,582,911	—	(373,241)	(15,335)	192,872	3,387,207	91,745	—	—
Syntax Stratified SmallCap ETF	1,773,361	—	(182,586)	1,937	68,857	1,661,569	39,496	—	—
Total	$35,384,533	$102,286	$(2,901,566)	$78,062	$1,135,607	$33,798,922	569,231	$—	$—

ETF=Exchange Traded Fund

Purchased Call Options — 3.2%
Exchange-Traded Options — 3.2%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	431	$17,644,709	$1,167,379	$455	12/20/24	$1,196,025
Total			$1,167,379			$1,196,025

Purchased Put Options — 5.6%
Exchange-Traded Options — 5.6%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	861	$35,248,479	$3,297,229	$375	12/20/24	$2,042,722
Total			$3,297,229			$2,042,722
Total Purchased Options — 8.8%			$4,464,608			$3,238,747

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Written Call Options — (0.9)%
Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	431	$(17,644,709)	$(443,266)	$520	12/20/24	$(334,025)
Total			$(443,266)			$(334,025)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$33,798,922	$—	$—	$33,798,922
Purchased Options	$3,238,747	$—	$—	$3,238,747
Total	$37,037,669	$—	$—	$37,037,669
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(334,025)	$—	$—	$(334,025)
Total	$(334,025)	$—	$—	$(334,025)
PORTFOLIO COMPOSITION
AS OF March 31, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	78.3%
Mid Cap ETF	9.2
Small Cap ETF	4.5
Purchased Options	8.8
Written Options	(0.9)
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Syntax Stratified U.S. Total Market Hedged ETF
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.
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